Condensed Consolidated Interim Statements of Cash Flows - MXN ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities:
Net income (loss)	$ 16,187,424	$ (268,647,357)
Items related to investment activities
Welfare oil duty	103,067,978	0
Income taxes and duties	1,376,867	90,973,707
Depreciation and amortization of wells, pipelines, properties, plant and equipment	73,397,952	74,258,629
Amortization of intangible assets	96,994	176,074
Impairment of wells, pipelines, properties, plant and equipment	40,193,684	17,548,991
Capitalized unsuccessful wells	7,148,537	4,492,742
Unsuccessful wells from intangible assets	3,363,914	10,836,456
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	1,570,960	2,308,100
Depreciation of rights of use	3,067,589	2,915,676
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	4,238,600	2,369,541
(Profit) sharing in associates, net	(366,102)	(265,216)
Items related to financing activities
Unrealized foreign exchange (income) loss	(111,858,331)	120,285,924
Financing cost	79,868,780	71,100,482
Financing income	(7,087,585)	(10,194,451)
Funds from operating activities	214,267,261	118,159,298
Funds from operating activities
Profit-sharing duty and Welfare duty paid	(102,240,195)	(46,370,908)
Derivative financial instruments	(35,792,326)	18,854,905
Customers and accounts receivable	17,322,603	63,624,066
Inventories	(19,102,156)	12,181,564
Accounts payable and accrued expenses	3,799,828	11,092,235
Suppliers	(27,995,360)	11,194,290
Provisions for sundry creditors	22,056,462	4,023,506
Employee benefits	30,384,912	28,437,611
Other taxes and duties	(3,898,478)	(85,551,012)
Net cash flows from operating activities	98,802,551	135,645,555
Investing activities
Interest collected	4,318,604	3,484,930
Other assets	876,043	2,681,881
Acquisition of wells, pipelines, properties, plant and equipment	(94,016,601)	(145,395,723)
Acquisition of intangible assets	(4,173,926)	(16,175,200)
Net cash flows (used in) investing activities	(92,995,880)	(155,404,112)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	94,538,938	145,000,000
Collections from the Mexican Government	10,765,584	10,732,626
Interest collected from the Mexican Government	1,152,297	2,764,716
Lease payments	(3,354,109)	(3,402,331)
Interest of lease paid	(959,689)	(924,286)
Loans obtained from financial institutions	482,723,731	536,422,333
Debt payments, principal only	(494,440,865)	(620,190,507)
Interest paid	(80,348,383)	(70,733,122)
Net cash flows from (used in) financing activities	10,077,504	(330,571)
Net increase (decrease) in cash and cash equivalents	15,884,175	(20,089,128)
Effects of foreign exchange on cash balances	(8,357,420)	18,077,283
Cash and cash equivalents at the beginning of the period	88,841,826	68,747,376
Cash and cash equivalents at the end of the period (Note 9)	$ 96,368,581	$ 66,735,531